Promissory Notes	12 Months Ended
Dec. 31, 2015
Text Block [Abstract]
Promissory Notes
NOTE 6:	PROMISSORY NOTES

The Company has outstanding promissory notes in the amount of $30,000 (December 31, 2014 - $30,000). The promissory notes bear 10% annual interest and were due in 2012. As of December 31, 2015, the notes are in default and there has been no request for payment.